Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Notes Payable, Current	¥ 48,000	$ 6,981	¥ 67,900
SPD Bank [Member]
Notes Payable to Bank, Current	0	0	37,900
Weifang Bank [Member]
Notes Payable to Bank, Current	¥ 48,000	$ 6,981	¥ 30,000